Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Assets and Liabilities Measured on Recurring Basis

The following tables present assets and liabilities measured at fair value on a recurring basis:

	March 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$9,805	$-	$-	$9,805
Interest rate swaps (1)	-	7,539	-	7,539
Total	$9,805	$7,539	$-	$17,344

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$5,492	$5,492
Total	$-	$-	$5,492	$5,492

	June 30, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$36,616	$-	$-	$36,616
Interest rate swaps (1)	-	9,157	-	9,157
Total	$36,616	$9,157	$-	$45,773

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$8,515	$8,515
Total	$-	$-	$8,515	$8,515

The following tables present assets and liabilities measured at fair value on a recurring basis:

	June 30, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$36,616	$-	$-	$36,616
Interest rate swaps (2)	-	9,157	-	9,157
Total	$36,616	$9,157	$-	$45,773

Liabilities:
Contingent consideration liabilities (1)	$-	$-	$8,515	$8,515
Total	$-	$-	$8,515	$8,515

	June 30, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$6,525	$-	$-	$6,525
Total	$6,525	$-	$-	$6,525

Liabilities:
Contingent consideration liabilities (1)	$-	$-	$4,631	$4,631
Interest rate swaps (2)	-	13,807	-	13,807
Total	$-	$13,807	$4,631	$18,438

The following tables summarize assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$6,525	$-	$-	$6,525
Total	$6,525	$-	$-	$6,525

Liabilities:
Contingent consideration liabilities	$-	$-	$4,631	$4,631
Interest rate swaps	-	13,807	-	13,807
Total	$-	$13,807	$4,631	$18,438

	As of June 30, 2020
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration liabilities	$-	$-	$1,641	$1,641
Interest rate swaps	-	19,943	-	19,943
Total	$-	$19,943	$1,641	$21,584

Summary of Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2022	$8,515
Acquisitions	-
Payments	(375)
Change in fair value	(2,648)
Balance at March 31, 2023	5,492
Less: current portion	(3,979)
Long term portion	$1,513

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2020	$1,641
Acquisitions	4,000
Payments	(681)
Change in fair value	(329)
Balance at June 30, 2021	4,631
Acquisitions	7,874
Payments	(420)
Change in fair value	(3,570)
Balance at June 30, 2022	8,515
Less: current portion	(2,204)
Long term portion	$6,311

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2019	$2,695
Acquisitions	1,000
Payments	(1,019)
Change in fair value	(1,035)
Balance at June 30, 2020	1,641
Acquisitions	4,000
Payments	(555)
Change in fair value	329
Balance at June 30, 2021	5,415
Less: current portion	(2,153)
Long term portion	$3,262